Summary of Significant Accounting Policies (Narrative) (Details) - EBP 003 [Member]	Dec. 31, 2025 USD ($) number	Dec. 31, 2024 USD ($) number
Employee Benefit Plan, Accounting Policy [Line Items]
Note receivable from participant, allowance for credit loss | $	$ 0	$ 0
Concentration of investment at fair value to net assets	29.60%	29.70%
Number of investments used to calculate concentration of investment at fair value to net assets | number	2	2